Group information - Consolidated Statement of Cash Flows (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of associates [line items]
Net cash generated from operating activities	₨ 72,225	$ 867	₨ 67,656	₨ 45,477
Net cash used in investing activities	(162,535)	(1,950)	(74,978)	(124,747)
Net cash generated from financing activities	82,417	989	19,113	₨ 90,038
RPPL
Disclosure of associates [line items]
Net cash generated from operating activities	70,671	848	68,060
Net cash used in investing activities	(162,820)	(1,954)	(86,097)
Net cash generated from financing activities	81,381	976	27,187
Net increase/ (decrease) in cash and cash equivalents	₨ (10,768)	$ (129)	₨ 9,150